Consolidated Statement of Changes in Equity - EUR (€) € in Millions		Total		Called up share capital [member]	Share Premium Account [member]	Other reserves [member]	Retained profit [member]	Equity Attributable to Owners of Parent [member]	Non-controlling Interests [member]
Balance (Previously Reported [member]) at Dec. 31, 2017		€ 14,387		€ 484	€ 130	€ (13,633)	€ 26,648	€ 13,629	€ 758
Balance (IFRS 16 Restatement [member]) at Dec. 31, 2017	[1]	(189)				46	(235)	(189)
Balance (After restatement [member]) at Dec. 31, 2017		14,198		484	130	(13,587)	26,413	13,440	758
Profit or loss for the period		3,229	[2]				3,031	3,031	198
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income		(4)	[2]			(4)		(4)
Cash flow hedges		36	[2]			35		35	1
Remeasurements of defined benefit pension plans		142	[2]				142	142
Currency retranslation gains/(losses)		(755)	[2]			(733)	(8)	(741)	(14)
Total comprehensive income		2,648	[2]			(702)	3,165	2,463	185
Dividends on ordinary capital		(2,037)					(2,037)	(2,037)
Repurchase of shares	[3]	(2,516)				(2,516)		(2,516)
Other movements in treasury shares	[4]	(186)				(51)	(135)	(186)
Share-based payment credit	[5]	115					115	115
Dividends paid to non-controlling interests		(201)							(201)
Currency retranslation gains/(losses) net of tax		0		0	0	0	0	0	0
Hedging gain/(loss) transferred to non-financial assets		96				96		96
Other movements in equity		5				50	(21)	29	(24)
Balance at Jun. 30, 2018		12,122	[2]	484	130	(16,710)	27,500	11,404	718
Balance (Previously Reported [member]) at Dec. 31, 2018		12,292		464	129	(15,286)	26,265	11,572	720
Balance (IFRS 16 Restatement [member]) at Dec. 31, 2018	[1]	(175)				68	(243)	(175)
Balance (After restatement [member]) at Dec. 31, 2018		12,079		464	129	(15,218)	25,984	11,359	720
Balance at Dec. 31, 2018	[2]	12,117
Impact of adopting IFRIC 23	[1]	(38)					(38)	(38)
Profit or loss for the period		3,209					3,006	3,006	203
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income		16				14		14	2
Cash flow hedges		83				83		83
Remeasurements of defined benefit pension plans		267					266	266	1
Currency retranslation gains/(losses)		64				50	4	54	10
Total comprehensive income		3,639				147	3,276	3,423	216
Dividends on ordinary capital		(2,079)					(2,079)	(2,079)
Cancellation of treasury shares	[6]			(30)		6,599	(6,569)
Other movements in treasury shares	[4]	(149)				31	(180)	(149)
Share-based payment credit	[5]	95					95	95
Dividends paid to non-controlling interests		(237)							(237)
Currency retranslation gains/(losses) net of tax		0		0	0	0	0	0	0
Hedging gain/(loss) transferred to non-financial assets		35				35		35
Other movements in equity		13					26	26	(13)
Balance at Jun. 30, 2019		€ 13,396		€ 434	€ 129	€ (8,406)	€ 20,553	€ 12,710	€ 686

[1]	1 January 2019 restated following adoption of IFRS 16 and IFRIC 23. 1 January 2018 restated following adoption of IFRS 16. Refer note 1 and note 9.
[2]	Restated following adoption of IFRS 16. Refer note 1 and note 9.
[3]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programmes announced on 19 April 2018.
[4]	Includes purchases and sales of treasury stock, and transfer from treasury stock to retained profit of share-settled schemes arising from prior years and differences between exercise and grant price of share options.
[5]	The share-based payment credit relates to the non-cash charge recorded against operating profit in respect of the fair value of share options and awards granted to employees.
[6]	During 2019 170,000,000 NV ordinary shares and 18,660,634 PLC ordinary shares were cancelled. The amount paid to repurchase these shares was initially recognised in other reserves and is transferred to retained profit on cancellation